UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd             Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2016

Date of reporting period: 03/31/2016

Item 1 – Report to Stockholders

MARCH 31, 2016

ANNUAL REPORT	BLACKROCK®

BlackRock FundsSM

▶   BlackRock Money Market Portfolio

▶   BlackRock U.S. Treasury Money Market Portfolio

▶   BlackRock Municipal Money Market Portfolio

▶   BlackRock Ohio Municipal Money Market Portfolio

▶   BlackRock Pennsylvania Municipal Money Market Portfolio

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK FUNDS	MARCH 31, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. Investors spent most of 2015 anticipating the end of the Federal Reserve’s (the “Fed”) near-zero interest rate policy as U.S. growth outpaced other developed markets. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Global market volatility increased in the latter part of 2015 and spilled over into early 2016. Oil prices were a key factor behind the instability after collapsing in mid-2015 due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets. Signs of slowing economic growth, a depreciating yuan and declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy.

Fears of a global recession started to fade toward the end of the first quarter of 2016 and volatility abated. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength offered some relief to U.S. exporters and emerging market economies. Oil prices found firmer footing as global supply showed signs of leveling off.

The selloff in risk assets at the turn of the year has resulted in more reasonable valuations and some appealing entry points for investors today. However, investors continue to face the headwinds of uncertainty around China’s growth trajectory and currency management, the potential consequences of negative interest rates and geopolitical risks.

For the 12 months ended March 31, 2016, higher-quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds generated positive returns, while riskier assets such as non-U.S. and small cap equities broadly declined.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.49%	1.78%
U.S. small cap equities (Russell 2000® Index)	2.02	(9.76)
International equities (MSCI Europe, Australasia, Far East Index)	1.56	(8.27)
Emerging market equities (MSCI Emerging Markets Index)	6.41	(12.03)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.10	0.12
U.S. Treasury securities (BofA Merrill Lynch 10- Year U.S. Treasury Index)	3.27	3.05
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.44	1.96
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.23	3.95
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.23	(3.66)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-Month Period Ended March 31, 2016

The Federal Open Market Committee (the “Committee”) left rates unchanged at the March 16, 2016 meeting, which was not surprising in our opinion given low expectations for a rate increase on the heels of market turmoil earlier in the year. Indeed, the Committee continued to highlight concern about risks associated with global financial and economic developments, and downshifted its expectations for the pace of normalization. The Committee’s present forecast envisions two rate hikes of 25 basis points (0.25%) each during the balance of 2016, down from a projected four increases as of its December 16, 2015 meeting. A stronger-than-expected February employment report combined with recent upward pressure on the Core Personal Consumption Expenditures Index — the Committee’s preferred measure of inflation — suggest that it may not be overly optimistic to anticipate that conditions will ultimately line up behind at least one rate hike, possibly as soon as June. While not our base case, a number of Committee members even intimated that an increase in rates as soon as April was not out of the question. In our view, the fact that inflation has been running behind the Committee’s target for nearly four years reinforces a gradual approach to policy normalization.

While the Committee’s recent statement was generally perceived as “dovish,” anxiety about the prospect of negative interest rates seems to have diminished somewhat. At the post-meeting press conference, Chairwoman Yellen stated that the Committee is “not actively considering negative rates,” supporting our belief that the odds of such a development are relatively narrow.

The slope of the short-dated London Interbank Offered Rate (“LIBOR”) curve steepened in March in response to continued uncertainty about the path of interest rates and the possible shift of additional assets from prime to government money market funds later in the year. We would anticipate a continuation of this trend in the months ahead.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK FUNDS	MARCH 31, 2016

Fund Information as of March 31, 2016

BlackRock Money Market Portfolio

BlackRock Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.40%	0.40%
Service	0.36%	0.36%
Investor A	0.31%	0.31%
Investor B	0.13%	0.13%
Investor C	0.33%	0.33%

Portfolio Composition	Percent of Net Assets
Commercial Paper	57%
Certificates of Deposit	25
Repurchase Agreements	10
Municipal Bonds	5
Time Deposits	3
U.S. Treasury Obligations	1
Liabilities in Excess of Other Assets	(1)
Total	100%

BlackRock U.S. Treasury Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On July 28, 2015, the Board of Trustees of the Trust (the “Board”) approved an investment policy in order for the Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board chose not to subject the Fund to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets. These changes became effective on October 1, 2015.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	52%
Repurchase Agreements	48
Total	100%

BlackRock Municipal Money Market Portfolio

BlackRock Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	89%
Closed-End Investment Companies	11
Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

BLACKROCK FUNDS	MARCH 31, 2016	5

Fund Information (continued) as of March 31, 2016

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Service	0.01%	0.01%
Investor A	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	88%
Closed-End Investment Companies	2
Other Assets Less Liabilities	10

Total	100%

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania personal income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Service	0.01%	0.01%
Investor A	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	82%
Closed-End Investment Companies	4
Other Assets Less Liabilities	14

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

On December 15, 2015, the Board approved a proposal to close Municipal, Ohio Municipal and Pennsylvania Municipal to new investors and thereafter to liquidate the Funds. Accordingly, on January 29, 2016, each Fund no longer accepts purchase orders from new investors. On April 30, 2016 (the “Liquidation Date”), all of the assets of the Funds were liquidated completely, the shares outstanding on the Liquidation Date were redeemed at the net asset value per share and each Fund was subsequently terminated as a series of the Trust.

6	BLACKROCK FUNDS	MARCH 31, 2016

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on October 1, 2015 and held through March 31, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
BlackRock Money Market Portfolio
Institutional	$1,000.00	$1,001.20	$1.00	$1,000.00	$1,024.00	$1.01	0.20%
Service	$1,000.00	$1,000.90	$1.35	$1,000.00	$1,023.65	$1.37	0.27%
Investor A	$1,000.00	$1,000.70	$1.50	$1,000.00	$1,023.50	$1.52	0.30%
Investor B	$1,000.00	$1,000.60	$1.65	$1,000.00	$1,023.35	$1.67	0.33%
Investor C	$1,000.00	$1,001.00	$1.25	$1,000.00	$1,023.75	$1.26	0.25%

BlackRock U.S. Treasury Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.15	$1,000.00	$1,023.85	$1.16	0.23%
Service	$1,000.00	$1,000.00	$1.10	$1,000.00	$1,023.90	$1.11	0.22%
Investor A	$1,000.00	$1,000.00	$1.15	$1,000.00	$1,023.85	$1.16	0.23%

BlackRock Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.50	$0.51	0.10%
Service	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.50	$0.51	0.10%
Investor A	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.50	$0.51	0.10%

BlackRock Ohio Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.60	$0.40	0.08%
Service	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.60	$0.40	0.08%
Investor A	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.65	$0.35	0.07%

BlackRock Pennsylvania Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.70	$0.30	0.06%
Service	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.70	$0.30	0.06%
Investor A	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.75	$0.25	0.05%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

BLACKROCK FUNDS	MARCH 31, 2016	7

Schedule of Investments March 31, 2016	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 5.6%
Citibank N.A., 0.65%, 5/20/16	$13,000	$13,000,000
State Street Bank & Trust Co.:
0.66%, 6/01/16 (a)	10,000	10,000,000
0.80%, 9/16/16 (a)	12,500	12,500,000
Wells Fargo Bank N.A.:
0.57%, 4/01/16 (a)	15,000	15,000,000
0.79%, 7/13/16 (a)	11,000	11,000,000
0.87%, 10/13/16 (a)	4,000	4,000,000
1.06%, 2/01/17	10,000	10,000,000

		75,500,000
Yankee — 19.9% (b)
Bank of Montreal, Chicago, 0.79%, 6/01/16 (a)	10,000	10,000,000
Bank of Nova Scotia, Houston, 0.60%, 4/08/16 (a)	5,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.35%, 4/05/16	33,000	33,000,000
Canadian Imperial Bank of Commerce, New York, 0.59%, 4/18/16 (a)	7,000	7,000,000
DZ Bank AG Deutsche Zentral Genosee, 0.56%, 7/01/16	25,000	25,000,000
Norinchukin Bank, New York, 0.63%, 6/03/16	26,000	26,000,000
Rabobank Nederland N.V., New York:
0.61%, 4/11/16 (a)	5,000	5,000,000
0.72%, 5/06/16	10,000	10,002,365
0.53%, 5/10/16	7,000	7,000,000
0.50%, 5/12/16	15,000	15,000,000
0.79%, 8/11/16 (a)	10,000	10,000,000
Royal Bank of Canada, New York:
0.79%, 7/08/16 (a)	14,000	14,000,000
0.87%, 10/14/16 (a)	5,000	5,000,000
Sumitomo Mitsui Banking Corp. New York, 0.70%, 7/08/16	15,000	15,000,000
Sumitomo Mitsui Trust Bank Ltd. New York, 0.36%, 4/06/16	31,832	31,832,000
Toronto Dominion Bank, New York:
0.50%, 5/06/16	8,000	8,000,000
0.60%, 5/19/16 (a)	15,000	15,000,000
0.60%, 5/23/16	10,000	10,000,000
UBS A.G., Stamford, 0.82%, 7/11/16 (a)	10,000	10,000,000
Westpac Banking Corp. New York, 0.98%, 2/06/17 (a)	5,000	5,000,000

		266,834,365
Total Certificates of Deposit — 25.5%		342,334,365

Commercial Paper
Albion Capital LLC, 0.47%, 4/15/16 (c)	10,000	9,998,172

Commercial Paper	Par (000)	Value
Antalis SA:
0.40%, 4/07/16 (c)	$26,000	$25,998,267
0.65%, 5/04/16 (c)	15,000	14,991,063
Australia and New Zealand Banking, 0.79%, 6/03/16 (a)	10,000	10,000,000
Bank of Nova Scotia:
0.50%, 5/04/16 (c)	5,000	4,997,708
0.61%, 5/17/16 (c)	4,000	3,996,882
Barton Capital SA, 0.61%, 5/02/16 (c)	15,275	15,266,976
Bedford Row Funding Corp.:
0.63%, 4/20/16 (a)	6,000	6,000,000
0.58%, 5/12/16 (c)	7,000	6,995,376
BNP Paribas Fortis S.A., 0.36%, 4/06/16 (c)	50,000	49,997,500
Caisse Centrale Desjardins Du, 0.42%, 4/25/16 (c)	43,000	42,987,960
Chariot Funding LLC:
0.85%, 7/07/16 (c)	10,425	10,401,124
0.85%, 7/11/16 (c)	10,000	9,976,153
Collateralized Commercial Paper Co. LLC:
0.64%, 4/19/16 (a)	5,000	5,000,000
0.63%, 4/25/16 (a)	10,000	10,000,000
0.75%, 6/14/16 (c)	10,000	9,984,583
Collateralized Commercial Paper II Co., 0.85%, 7/08/16 (c)	15,000	14,965,292
Commonwealth Bank of Australia:
0.64%, 6/24/16 (a)	10,000	10,000,000
0.69%, 7/05/16 (a)	8,000	8,000,000
CPPIB Capital Inc., 0.60%, 4/01/16 (c)	10,000	10,000,000
CRC Funding LLC, 0.57%, 5/16/16 (c)	15,000	14,989,313
Erste Abwicklungsanstalt:
0.56%, 5/11/16 (c)	9,861	9,854,864
0.60%, 5/18/16 (c)	15,000	14,988,250
0.65%, 6/27/16 (c)	15,000	14,976,437
Fairway Finance Co. LLC, 0.65%, 4/11/16 (c)	15,000	14,997,292
HSBC Bank PLC, 0.68%, 6/20/16 (a)	8,000	8,000,000
Ing US Funding LLC, 0.62%, 4/15/16 (c)	10,000	9,997,589
Jupiter Securitization Company LLC:
0.85%, 7/05/16 (c)	10,000	9,977,569
0.95%, 10/28/16 (c)	10,000	9,944,583
Kells Funding LLC, 0.58%, 4/21/16 (c)	10,000	9,996,778
LMA Americas LLC:
0.35%, 4/01/16 (c)	17,000	17,000,000
0.38%, 4/05/16 (c)	15,000	14,999,367
Manhattan Asset Funding Co. LLC, 0.62%, 5/02/16 (c)	8,000	7,995,729
MIizuho Corporate Bank, 0.70%, 4/18/16 (c)	20,000	19,993,389
National Australia Bank Ltd.:
0.72%, 4/21/16 (c)	17,000	16,993,200
0.79%, 6/08/16 (a)	8,000	8,000,000
0.95%, 11/01/16 (c)	8,000	7,954,822
0.95%, 11/02/16 (c)	5,000	4,971,632

Portfolio Abbreviations

AMT	Alternative Minimum Tax	HFA	Housing Finance Agency	MRB	Mortgage Revenue Bonds	SBPA	Stand-by Bond Purchase
	(subject to)	IDA	Industrial Development Authority	PCRB	Pollution Control Revenue Bonds		Agreement
BAN	Bond Anticipation Notes	IDRB	Industrial Development Revenue	PUTTERS	Puttable Tax-Exempt Receipts	TECP	Tax Exempt Commercial Paper
COP	Certificates of Participation		Bonds	RB	Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
GO	General Obligation Bonds	LOC	Letter of Credit	ROC	Reset Option Certificates	VRDN	Variable Rate Demand Notes
						VRDP	Variable Rate Demand Preferred

See Notes to Financial Statements.

8	BLACKROCK FUNDS	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Money Market Portfolio

Commercial Paper	Par (000)	Value
Nieuw Amsterdam Receivables Corp., 0.46%, 4/11/16 (c)	$13,000	$12,998,339
Nordea Bank AB, 0.54%, 7/01/16 (c)	15,000	14,979,714
Old Line Funding LLC:
0.77%, 6/20/16 (c)	6,000	5,989,733
0.81%, 8/18/16 (c)	15,000	14,953,087
Oversea-Chinese Banking Corp., 0.64%, 5/18/16 (a)	10,000	10,000,000
Starbird Funding Corp., 0.62%, 7/01/16 (c)	10,000	9,984,328
Sumitomo Mitsui Trust Bank Ltd.:
0.67%, 4/06/16 (c)	12,000	11,998,883
0.65%, 5/25/16 (c)	12,500	12,487,813
Thunder Bay Funding LLC:
0.58%, 5/23/16 (c)	15,000	14,987,433
0.68%, 5/23/16 (c)	15,000	14,985,267
0.83%, 6/15/16 (c)	7,000	6,987,896
0.84%, 7/18/16 (c)	14,000	13,964,720
United Overseas Bank Ltd., 0.69%, 5/12/16 (c)	10,000	9,992,142
Versailles Commercial Paper LLC, 0.50%, 4/18/16 (c)	18,500	18,495,632
Victory Receivables Corp.:
0.35%, 4/01/16 (c)	21,867	21,867,000
0.37%, 4/01/16 (c)	35,000	35,000,000
0.50%, 4/04/16 (c)	8,000	7,999,667
Westpac Banking Corp.:
0.61%, 5/09/16 (a)	5,000	5,000,000
0.64%, 6/23/16 (a)	15,000	15,000,000
Working Capital Management, 0.47%, 4/19/16 (c)	7,000	6,998,355
Total Commercial Paper — 56.7%		759,857,879

Corporate Notes — 0.4%
GE Capital International Funding Co., 0.96%, 4/15/16 (d)	5,000	5,000,860

Municipal Bonds (e)
New Jersey RBC Municipal Products, Inc. Trust GO Receipts Floaters Series 2015E-60 VRDN (Royal Bank of Canada LOC), 0.48%, 4/07/16 (d)(f)	11,940	11,940,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank SBPA), 0.48%, 4/07/16 (d)(f)	6,000	6,000,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC), 0.52%, 4/07/16	14,800	14,800,000
Tennessee Montgomery County IDRB (Hancock Tire Manufacturing Project) Series 2015A VRDN (Kookmin Bank LOC), 0.55%, 4/07/16	10,000	10,000,000
Weaton Illiniois College Series 2005 VRDN (BMO Harris Bank N.A. SBPA), 0.45%, 4/07/16	17,000	17,000,000
Total Municipal Bonds — 4.4%		59,740,000

Time Deposits	Par (000)	Value
Credit Agricole Corporate & Invest, 0.27%, 4/01/16	$13,000	$13,000,000
ING Bank N.V. (Amsterdam Branch), 0.38%, 4/01/16	7,000	7,000,000
Natixis S.A., 0.25%, 4/01/16	20,000	20,000,000
Total Time Deposits — 3.0%		40,000,000

U.S. Treasury Obligations — 1.2%
U.S. Treasury Notes, 0.35%, 10/31/16 (a)	16,195	16,195,007

Repurchase Agreements
Credit Suisse Securities (USA) LLC, 0.60%, 4/01/16 (a) (Purchased on 3/31/16 to be repurchased at $15,261,254, collateralized by various corporate/debt obligations, 0.00% to 5.75% due from 4/25/54 to 6/25/55, aggregate original par and fair value of $21,641,900 and $18,317,034, respectively)	15,261	15,261,000
Credit Suisse Securities (USA) LLC, 0.89%, 4/01/16 (e) (Purchased on 3/31/16 to be repurchased at $4,000,087, collateralized by corporate/debt obligation, 0.00% due at 6/25/55, aggregate original par and fair value of $5,805,000 and $4,800,502, respectively)	4,000	4,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $23,117,536)		19,261,000
Mizuho Securities USA, Inc., 1.45%, 4/01/16 (e) (Purchased on 3/31/16 to be repurchased at $15,000,641, collateralized by U.S. government sponsored agency obligation, 0.00% due at 8/25/42, original par and fair value of $28,267,041 and $16,050,000, respectively)	15,000	15,000,000
Mizuho Securities USA, Inc., 0.34%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $85,000,803, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.82% due from 6/25/42 to 12/20/65, aggregate original par and fair value of $5,161,376,772 and $91,601,141, respectively)	85,000	85,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $107,651,141)		100,000,000
Wells Fargo Securities LLC, 0.85%, 4/04/16 (Purchased on 1/08/16 to be repurchased at $8,016,433, collateralized by various corporate/debt obligations, 0.95% to 10.20% due from 7/29/16 to 5/15/97, aggregate original par and fair value of $7,969,000 and $8,402,892, respectively)	8,000	8,000,000

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2016	9

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.78%, 5/02/16 (Purchased on 2/02/16 to be repurchased at $8,015,600, collateralized by various corporate/debt obligations, 8.00% to 9.95% due from 11/10/38 to 11/15/39, aggregate original par and fair value of $5,633,000 and $8,401,578, respectively)	$8,000	$8,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $16,804,470)		16,000,000
Total Repurchase Agreements — 10.1%		135,261,000

Value
Total Investments (Cost — $ 1,358,389,111*) — 101.3%	$1,358,389,111
Liabilities in Excess of Other Assets — (1.3)%	(17,556,908)

Net Assets — 100.0%	$1,340,832,203

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Rates are discount rates or a range of discount rates at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,358,389,111	—	$1,358,389,111

[1]	See above Schedule of Investments for values in each security type.

During the year ended March 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

10	BLACKROCK FUNDS	MARCH 31, 2016

Schedule of Investments March 31, 2016	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.26%, 4/14/16	$3,955	$3,954,629
0.20%, 4/28/16	2,000	1,999,707
0.34%, 5/05/16	8,000	7,997,421
0.32%, 5/12/16	19,330	19,323,065
0.30% - 0.34%, 5/19/16	12,950	12,944,745
0.31% - 0.54%, 6/09/16	16,660	16,644,571
0.34% - 0.59%, 6/16/16	18,670	18,652,574
0.55%, 6/30/16	3,215	3,210,579
0.51%, 7/07/16	2,000	1,997,238
0.47%, 8/04/16	6,000	5,990,313
0.46%, 8/25/16	10,000	9,981,532
0.48%, 9/29/16	2,000	1,995,224
U.S. Treasury Inflation Indexed Notes, 0.13%, 4/15/16	10,990	11,792,050
U.S. Treasury Notes:
0.25%, 4/15/16	8,000	7,999,530
0.25%, 5/15/16	8,425	8,424,675
0.38% - 3.25%, 5/31/16	12,700	12,712,764
0.35%, 10/31/16 (b)	10,456	10,454,935
0.38%, 1/31/17 (b)	4,174	4,174,056
0.37%, 4/30/17 (b)	11,809	11,808,496
0.38%, 7/31/17 (b)	4,095	4,093,576
0.47%, 10/31/17 (b)	7,000	7,000,130
Total U.S. Treasury Obligations — 52.2%		183,151,810

Repurchase Agreements
BNP Paribas Securities Corp., 0.30%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $20,000,167, collateralized by various U.S. Treasury obligations, 0.00% to 8.13% due from 11/30/18 to 5/15/33, aggregate original par and fair value of $20,336,238 and $20,400,001, respectively)	20,000	20,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $20,400,001)		20,000,000
Citigroup Global Markets, Inc., 0.31%, 4/05/16 (Purchased on 3/29/16 to be repurchased at $6,000,362, collateralized by U.S. Treasury Note, 2.13% due at 8/15/21, original par and fair value of $5,876,000 and $6,120,048, respectively)	6,000	6,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $6,120,048)		6,000,000

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.27%, 4/01/16 (b) (Purchased on 3/31/16 to be repurchased at $20,000,150, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/26 to 8/15/37, aggregate original par and fair value of $31,554,319 and $20,401,895, respectively)	$20,000	$20,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $20,401,895)		20,000,000
J.P. Morgan Securities LLC, 0.31%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $24,978,215, collateralized by U.S. Treasury Note, 1.63% due at 11/30/20, original par and fair value of $24,895,000 and $25,478,207, respectively)	24,978	24,978,000
Total Value of J.P. Morgan Securities LLC (collateral value of $25,478,207)		24,978,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $25,000,194, collateralized by U.S. Treasury Bond, 3.75% due at 11/15/43, original par and fair value of $20,424,700 and $25,500,014, respectively)	25,000	25,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $25,500,014)		25,000,000
Morgan Stanley & Co. LLC, 0.27%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $20,000,150, collateralized by various U.S. Treasury obligations, 0.88% to 8.75% due from 9/30/16 to 10/31/21, aggregate original par and fair value of $19,628,600 and $20,400,001, respectively)	20,000	20,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $20,400,001)		20,000,000
RBC Capital Markets LLC, 0.27%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $25,000,188, collateralized by various U.S. Treasury obligations, 0.00% to 2.13% due from 12/31/22 to 11/15/26, aggregate original par and fair value of $25,050,100 and $25,500,004, respectively)	25,000	25,000,000
Total Value of RBC Capital Markets LLC (collateral value of $25,500,004)		25,000,000

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2016	11

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio

Repurchase Agreements	Par (000)	Value
TD Securities (USD) Inc., 0.30%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $27,000,225, collateralized by various U.S. Treasury obligations, 1.38% to 1.63% due from 8/31/19 to 3/31/20, aggregate original par and fair value of $27,243,700 and $27,540,004, respectively)	$27,000	$27,000,000
Total Value of TD Securities (USD) Inc. (collateral value of $27,540,004)		27,000,000
Total Repurchase Agreements — 47.8%		167,978,000

Value
Total Investments (Cost — $351,129,810*) — 100.0%	$351,129,810
Other Assets Less Liabilities — 0.0%	12,954

Net Assets — 100.0%	$351,142,764

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$351,129,810	—	$351,129,810

[1]	See above Schedule of Investments for values in each security type.

During the year ended March 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

12	BLACKROCK FUNDS	MARCH 31, 2016

Schedule of Investments March 31, 2016	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.5%
Mobile Industrial Development Board RB (Alabama Power Co. Barry Plant Project) Series 2007 VRDN, 0.45%, 4/07/16 (a)	$410	$410,000
Arizona — 1.9%
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.41%, 4/07/16 (a)	1,600	1,600,000
California — 6.1%
Fontana Unified School District GO PUTTERS Series 2008-2015-XF0111 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.39%, 4/07/16 (a)(b)(c)	505	505,000
Los Angeles Department of Water & Power RB Subseries 2001B-1 VRDN (Barclays Bank PLC SBPA), 0.42%, 4/07/16 (a)	600	600,000
University of California RB Series 2013AL-3 VRDN, 0.40%, 4/07/16 (a)	4,000	4,000,000

		5,105,000
District of Columbia — 0.1%
District of Columbia Housing Finance Agency Multi-Family RB (Variable Park 7 Benning Project) Series 2012 VRDN (Freddie Mac LOC), 0.39%, 4/07/16 (a)	100	100,000
Florida — 1.8%
Brevard County Housing Finance Authority Multi-Family RB (Timber Trace Apartments Project) Series 2007 VRDN (Citibank N.A. LOC), 0.43%, 4/07/16 (a)	500	500,000
Escambia County Health Facilities Authority RB (Azalea Trace Inc. Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.41%, 4/01/16 (a)	1,010	1,010,000

		1,510,000
Illinois — 7.8%
Illinois Finance Authority RB (Northwestern Memorial Hospital Project) Series 2007A-2 VRDN (Wells Fargo Bank N.A. SBPA), 0.41%, 4/07/16 (a)	3,000	3,000,000
Illinois Finance Authority RB (Riverside Health Systems Project) Series 1996B VRDN (JPMorgan Chase Bank N.A. LOC), 0.42%, 4/07/16 (a)	515	515,000
Illinois Finance Authority ROC RB Series 2014RR-14078 VRDN (Citibank N.A. SBPA), 0.43%, 4/07/16 (a)(b)(c)	3,000	3,000,000

		6,515,000
Indiana — 2.9%
Indiana Finance Authority RB (Indiana University Health Project) Series 2016B VRDN (BMO Harris Bank N.A. LOC), 0.50%, 4/07/16 (a)	500	500,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008 VRDN (BMO Harris Bank N.A. SBPA), 0.48%, 4/07/16 (a)	1,800	1,800,000
Indianapolis Local Public Improvement Bond Bank RB Series 2009 ROC-RR-II-R-11779 VRDN (Citibank N.A. Liquidity Facility), 0.60%, 4/07/16 (a)(b)(c)	170	170,000

		2,470,000

Municipal Bonds	Par (000)	Value
Iowa — 9.2%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.45%, 4/07/16 (a)	$7,200	$7,200,000
Iowa Higher Education Loan Authority RB (Privilege College Des Moines Project) Series 2004 VRDN (BMO Harris Bank N.A. LOC), 0.40%, 4/01/16 (a)	500	500,000

		7,700,000
Kansas — 0.2%
Burlington Environmental Improvement RB Series 2007B (Power & Light Project) VRDN (JPMorgan Chase Bank N.A. LOC), 0.45%, 4/07/16 (a)	200	200,000
Louisiana — 2.6%
Ascension Parish RB (BASF Corp. Project) Series 1995 VRDN, 0.43%, 4/07/16 (a)	500	500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2005 VRDN, 0.35%, 4/01/16 (a)	200	200,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008B VRDN, 0.42%, 4/07/16 (a)	1,000	1,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.42%, 4/07/16 (a)	500	500,000

		2,200,000
Maryland — 1.2%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.49%, 4/07/16 (a)	750	750,000
Maryland Health & Higher Educational Facilities Authority RB Series 2008 ROCS-RR-II-R-11415 VRDN (Citibank N.A. Liquidity Facility), 0.60%, 4/07/16 (a)(b)	220	220,000

		970,000
Massachusetts — 5.9%
Massachusetts Clipper Tax-Exempt Certificates Trust RB Series 2007-2009-47 AMT VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.44%, 4/07/16 (a)(b)(c)	1,920	1,920,000
Massachusetts Health & Educational Facilities Authority RB (Partners Healthcare Systems Project) Series 1997P-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.38%, 4/07/16 (a)	3,000	3,000,000

		4,920,000
Michigan — 2.7%
Michigan HDA RB (Rental Housing Revenue Project) Series 2008A AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.43%, 4/01/16 (a)	500	500,000
Michigan Strategic Fund RB (Hindu Temple Project) Series 2009 VRDN (Comerica Bank LOC), 0.42%, 4/01/16 (a)	1,240	1,240,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.55%, 4/07/16 (a)	500	500,000

		2,240,000

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2016	13

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio

Municipal Bonds	Par (000)	Value
Minnesota — 0.4%
Minneapolis Health Care System Revenue Authority RB (Fairview Health Services Project) RBC Municipal Products, Inc. Trust Series 2010C-E-19 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.44%, 4/07/16 (a)(b)(c)	$100	$100,000
Minnesota Housing Finance Agency RB (Residential Housing Project) Series 2015G AMT VRDN (Royal Bank of Canada SBPA), 0.42%, 4/07/16 (a)	200	200,000

		300,000
Mississippi — 2.3%
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2007C VRDN, 0.34%, 4/01/16 (a)	1,755	1,755,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2011A VRDN (Chevron Corp. Guaranty), 0.34%, 4/01/16 (a)	200	200,000

		1,955,000
Nebraska — 0.2%
Nebraska Tender Option Bond Trust Receipts/Certificates Floaters GO Series 2015-XF2206 VRDN (Citibank N.A. Liquidity Facility), 0.43%, 4/07/16 (a)(b)(c)	200	200,000
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority RB (Dartmouth College Project) Series 2003 VRDN (U.S. Bank N.A. SBPA), 0.40%, 4/07/16 (a)	1,000	1,000,000
New Jersey — 0.1%
Oradell Borough GO Series 2015 BAN, 1.00%, 4/08/16	100	100,011
New York — 12.4%
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Royal Bank of Canada LOC), 0.37%, 4/01/16 (a)	200	200,000
Nassau County Industrial Development Agency RB (Rockville Centre Housing Project) Series 2007A VRDN (Manufacturers and Traders Trust Co. LOC), 0.65%, 4/07/16 (a)	200	200,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Fiscal Resolution Project) Series 2007-2008BB-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.40%, 4/07/16 (a)	7,250	7,250,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.35%, 4/01/16 (a)	300	300,000
New York HFA RB Series 2014A VRDN (Bank of New York Mellon LOC), 0.38%, 4/07/16 (a)	2,000	2,000,000
New York State Housing Finance Agency RB Series 2015A-2 VRDN (Bank of NY Mellon Trust LOC), 0.35%, 4/07/16 (a)	400	400,000

		10,350,000
North Carolina — 4.2%
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.42%, 4/07/16 (a)(b)	845	845,000
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC), 0.55%, 4/07/16 (a)	1,450	1,450,000

Municipal Bonds	Par (000)	Value
North Carolina (continued)
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2014-0052A VRDN (Citibank N.A. Liquidity Facility), 0.33%, 4/07/16 (a)(b)(c)	$180	$180,000
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.40%, 4/07/16 (a)	1,000	1,000,000

		3,475,000
Ohio — 7.9%
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008B VRDN, 0.46%, 4/07/16 (a)	2,100	2,100,000
Ohio GO (Common Schools Project) Series 2005B VRDN, 0.45%, 4/07/16 (a)	580	580,000
Ohio HFA MRB (Residential Mortgage-Backed Securities Program Project) Series 2007 AMT VRDN (Fannie Mae Insurance, Federal National Mortgage Assoc. Insurance, Ginnie Mae Insurance, JPMorgan Chase N.A. SBPA), 0.55%, 4/07/16 (a)	1,700	1,700,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligation Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.34%, 4/01/16 (a)	1,000	1,000,000
Ohio University RB Series 2008B VRDN, 0.39%, 4/07/16 (a)	1,200	1,200,000

		6,580,000
Pennsylvania — 2.2%
Lancaster Industrial Development Authority RD Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.70%, 4/07/16 (a)	480	480,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.34%, 4/07/16 (a)	430	430,000
Pennsylvania HFA RB Series 2004-81C AMT VRDN (Royal Bank of Canada SBPA), 0.43%, 4/07/16 (a)	205	205,000
York County IDRB (York Sheet Metal, Inc. Project) Series 1998 VRDN (Wachovia Bank N.A. LOC), 0.54%, 4/07/16 (a)	705	705,000

		1,820,000
Tennessee — 0.1%
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.43%, 4/07/16 (a)	110	110,000
Texas — 6.5%
Austin Electric Utility Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0220 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.50%, 4/07/16 (a)(b)(c)	800	800,000
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hospital Project) Series 2008C-1 VRDN, 0.34%, 4/01/16 (a)	3,000	3,000,000
Port of Corpus Christi Authority of Nueces County RB (Flint Hills Resources Project) Series 2005 VRDN (Flint Hills Resources LLC Guaranty), 0.51%, 4/07/16 (a)	1,500	1,500,000
Tarrant County Cultural Education Facilities Finance Corp. RB (Christus Health Project) Series 2008C-4 VRDN (Bank of Montreal LOC), 0.49%, 4/07/16 (a)	10	10,000

See Notes to Financial Statements.

14	BLACKROCK FUNDS	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF2201 VRDN (Citibank N.A. Liquidity Facility), 0.43%, 4/07/16 (a)(b)(c)	$100	$100,000

		5,410,000
Utah — 6.0%
Emery County PCRB Series 1994A VRDN (Canadian Imperial Bank LOC), 0.38%, 4/07/16 (a)	1,000	1,000,000
Murray City Hospital RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo Bank N.A. SBPA), 0.34%, 4/01/16 (a)	300	300,000
Murray Hospital RB (IHC Health Services Project) Series 2005C VRDN (Citibank N.A. SBPA), 0.35%, 4/01/16 (a)	700	700,000
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Bank SBPA), 0.35%, 4/07/16 (a)(b)(c)	3,050	3,050,000

		5,050,000
Virginia — 2.6%
Albemarle County IDRB (Jefferson Scholars Foundation Project) Series 2007 VRDN (SunTrust Bank LOC), 0.45%, 4/07/16 (a)	300	300,000
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.58%, 10/27/16 (a)	800	800,000
Hampton Roads Sanitation District Waste Water RB Series 2016B VRDN, 0.45%, 4/07/16 (a)	500	500,000

Municipal Bonds	Par (000)	Value
Virginia (continued)
Loudoun County IDA (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.37%, 4/07/16 (a)	$600	$600,000

		2,200,000
Total Municipal Bonds — 89.0%		74,490,011

Closed-End Investment Companies (a)(b)
Multi-State — 5.8%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.55%, 4/07/16	4,900	4,900,000
New Jersey — 4.8%
Nuveen New Jersey Dividend Advantage Municipal Fund, Inc. Series 2014-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.37%, 4/07/16	4,000	4,000,000
Ohio — 0.7%
Nuveen Ohio Quality Income Municipal Fund Series 2013 1-1480 VRDP (Royal Bank of Canada Liquidity Facility), 0.38%, 4/07/16	600	600,000
Total Closed-End Investment Companies — 11.3%		9,500,000
Total Investments (Cost — $83,990,011*) — 100.3%		83,990,011
Liabilities in Excess of Other Assets — (0.3)%		(276,598)

Net Assets — 100.0%		$83,713,413

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$83,990,011	—	$83,990,011

[1]	See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $233,349 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2016	15

Schedule of Investments March 31, 2016	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 88.1%
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Union Bank N.A. LOC), 0.40%, 4/01/16 (a)	$18,700	$18,700,000
Athens County Port Authority RB (University Housing for Ohio Incorporate Project) Series 2000 VRDN (Barclays Bank PLC LOC), 0.42%, 4/07/16 (a)	1,000	1,000,000
Butler County Capital Funding RB (CCAO Low Cost Capital Pooled Financing Program) Series 2005A VRDN (U.S. Bank N.A. LOC), 0.40%, 4/07/16 (a)	1,275	1,275,000
Cleveland Airport System RB Series 2008D VRDN (Bank of America N.A. LOC), 0.40%, 4/07/16 (a)	2,990	2,990,000
Cleveland Airport System RB Series 2009D VRDN (Bank of America N.A. LOC), 0.40%, 4/07/16 (a)	3,590	3,590,000
Cleveland-Cuyahoga County Port Authority RB (89th Garage Project) Series 2007 VRDN (JP Morgan Chase Bank N.A. LOC), 0.50%, 4/07/16 (a)	6,715	6,715,000
Cleveland-Cuyahoga County Port Authority RB (Various Space Buildings 1&3 LLC Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.52%, 4/07/16 (a)	2,015	2,015,000
Columbus GO (Sanitary Sewer Project) Series 2006-1 VRDN, 0.46%, 4/07/16 (a)	7,900	7,900,000
Columbus Regional Airport Authority Capital Funding RB (Oasbo Expanded Asset Program) Series 2006 VRDN (U.S. Bank N.A. LOC), 0.41%, 4/07/16 (a)	930	930,000
Columbus Regional Airport Authority RB (Capital Funding Pooled Financing Program Project) Series 2004A VRDN (U.S. Bank N.A. LOC), 0.41%, 4/07/16 (a)	770	770,000
Columbus Regional Airport Authority RB (Flightsafety International, Inc. Project) Series 2015 VRDN (Berkshire Hathaway, Inc. Guarantee Agreement), 0.40%, 4/07/16 (a)	8,200	8,200,000
Columbus Regional Airport Authority RB Series 2005 VRDN (U.S. Bank N.A. LOC), 0.41%, 4/07/16 (a)	3,060	3,060,000
Columbus Regional Airport Authority RB Series 2015 VRDN, 0.40%, 4/07/16 (a)	4,540	4,540,000
Columbus Sewerage System RB Series 2008B VRDN, 0.43%, 4/07/16 (a)	1,800	1,800,000
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2015 VRDN, 0.43%, 4/07/16 (a)	5,000	5,000,000
Franklin County Hospital RB (Ohio Health-A-Remarket Project) Series 2009 VRDN (Barclays Bank Plc SBPA), 0.42%, 4/07/16 (a)	4,000	4,000,000
Hamilton City RB (Multi Family Housing Project) Series 1998B VRDN (Federal Home Loan Bank LOC), 0.56%, 4/07/16 (a)	1,026	1,026,000

Municipal Bonds	Par (000)	Value
Ohio (continued)
Montgomery County RB (Miami Valley Hospital Project) Series 2011B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.39%, 4/01/16 (a)	$700	$700,000
Montgomery County RB (Miami Valley Hospital Project) Series 2011C VRDN (Barclays Bank PLC SBPA), 0.35%, 4/01/16 (a)	3,300	3,300,000
Ohio Air Quality Development Authority RB (AEP Generation Resources Project) Series 2014 VRDN (Mizuho Bank Ltd. LOC), 0.50%, 4/07/16 (a)	10,300	10,300,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.39%, 4/07/16 (a)	600	600,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.39%, 4/07/16 (a)	100	100,000
Ohio GO (Common Schools Project) Series 2006C VRDN, 0.39%, 4/07/16 (a)	9,955	9,955,000
Ohio GO (Infrastructure Improvement Project) Series 2001B VRDN, 0.43%, 4/07/16 (a)	10,100	10,100,000
Ohio HFA MRB (Residential Mortgage-Backed Securities Program Project) Series 2007 AMT VRDN (Fannie Mae Insurance, Federal National Mortgage Assoc. Insurance, Ginnie Mae Insurance, JPMorgan Chase N.A. SBPA), 0.55%, 4/07/16 (a)	5,300	5,300,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligation Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.34%, 4/01/16 (a)	6,850	6,850,000
Ohio State University RB Series 2014B-2 VRDN, 0.45%, 4/07/16 (a)	2,000	2,000,000
Ohio University RB Series 2008B VRDN, 0.39%, 4/07/16 (a)	5,000	5,000,000
Total Municipal Bonds — 88.1%		127,716,000

Closed-End Investment Companies (a)(b)
Ohio — 1.6%
Nuveen Ohio Quality Income Municipal Fund Series 2013 1-1480 VRDP (Royal Bank of Canada Liquidity Facility), 0.38%, 4/07/16	2,400	2,400,000
Total Investments (Cost — $130,116,000*) — 89.7%		130,116,000
Other Assets Less Liabilities — 10.3%		14,896,933

Net Assets — 100.0%		$145,012,933

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

16	BLACKROCK FUNDS	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$130,116,000	—	$130,116,000

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $14,903,234 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2016	17

Schedule of Investments March 31, 2016	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 82.4%
Allegheny County Hospital Development Authority RB (Concordia Lutheran Project) Series 2016 VRDN (BMO Harris Bank N.A. LOC), 0.42%, 4/07/16 (a)	$10,000	$10,000,000
Beaver County IDRB (FirstEnergy Generation Corp. Project) Series 2008 VRDN (Bank of Nova Scotia LOC), 0.40%, 4/01/16 (a)	3,225	3,225,000
Berks County IDA GO (Fleetwood Business Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.46%, 4/07/16 (a)	2,935	2,935,000
Blair County IDRB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.34%, 4/07/16 (a)	3,650	3,650,000
Bucks County IDRB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.40%, 4/07/16 (a)	17,870	17,870,000
Central Bradford Progress Authority RB (Robert Packer Hospital Project) RBC Municipal Products, Inc. Trust Series 2011C-14 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.44%, 4/07/16 (a)(b)(c)	6,485	6,485,000
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.42%, 4/07/16 (a)	13,410	13,410,000
Cumberland County Municipal Authority RB (Diakon Lutheran Social Project) Series 2014 VRDN (Manufacturers and Traders Trust Co. LOC), 0.45%, 4/07/16 (a)	11,935	11,935,000
Delaware County Industrial Development Authority RB (United Parcel Service Project) Series 2015 VRDN, 0.44%, 4/01/16 (a)	10,000	10,000,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN (Kimberly-Clark Tissue Co. Corporate Underlier), 0.41%, 4/07/16 (a)	2,600	2,600,000
Emmaus General Authority RB (Local Government Project) Series 1989B-32 VRDN (U.S. Bank N.A. LOC), 0.40%, 4/07/16 (a)	2,400	2,400,000
Emmaus General Authority RB (Local Government Project) Series 1989E-22 VRDN (State Aid Withholding Insurance, U.S. Bank N.A. LOC), 0.40%, 4/07/16 (a)	7,800	7,800,000
Emmaus General Authority RB (Local Government Project) Series 1989E-25 VRDN (U.S. Bank N.A. LOC), 0.40%, 4/07/16 (a)	100	100,000
Emmaus General Authority RB (Local Government Project) Series 1989H-22 VRDN (U.S. Bank N.A. LOC), 0.40%, 4/07/16 (a)	1,000	1,000,000
Emmaus General Authority RB (Local Government Project) Subseries 1989F-27 VRDN (State Aid Withholding Insurance, U.S. Bank N.A LOC), 0.40%, 4/07/16 (a)	2,300	2,300,000
Emmaus General Authority RB Series 1989D-24 VRDN (U.S. Bank N.A. LOC), 0.40%, 4/07/16 (a)	7,900	7,900,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.40%, 4/07/16 (a)	14,200	14,200,000
Emmaus General Authority RB Series 2000A VRDN (U.S. Bank N.A. LOC), 0.41%, 4/07/16 (a)	1,800	1,800,000
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.44%, 4/07/16 (a)	815	815,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2002 VRDN (Northern Trust Co. SBPA), 0.34%, 4/01/16 (a)	2,400	2,400,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.35%, 4/01/16 (a)	$3,400	$3,400,000
Geisinger Authority RB (Geisinger Health System Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.35%, 4/01/16 (a)	7,700	7,700,000
Geisinger Authority RB (Geisinger Health System Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.34%, 4/01/16 (a)	24,625	24,625,000
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC), 0.43%, 4/07/16 (a)	2,405	2,405,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank N.A. LOC), 0.35%, 4/01/16 (a)	2,140	2,140,000
Lancaster IDRB (Purple Cow Partners LLC Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.46%, 4/07/16 (a)	2,725	2,725,000
Lycoming County Authority RB (AICUP Financing Program Project) Series 2013-S1 VRDN (Manufacturers and Traders Trust Co. LOC), 0.45%, 4/07/16 (a)	4,175	4,175,000
Montgomery County IDA (Fixed Big Little Associated Project) Series 1999A VRDN (Wells Fargo Bank N.A LOC), 0.62%, 4/07/16 (a)	290	290,000
Montgomery County IDRB (Active Retirement Life Community Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.41%, 4/01/16 (a)	6,470	6,470,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.62%, 4/07/16 (a)	940	940,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.43%, 4/07/16 (a)(b)(c)	21,785	21,785,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.34%, 4/07/16 (a)	370	370,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN (Merck & Co. Corporate Guaranty), 0.48%, 4/07/16 (a)	21,300	21,300,000
Pennsylvania Economic Development Financing Authority RB (Penn Waste, Inc. Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.39%, 4/07/16 (a)	1,375	1,375,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.59%, 4/07/16 (a)	3,400	3,400,000
Pennsylvania HFA MRB PUTTERS Series 2013-4297 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.50%, 4/07/16 (a)(b)(c)	1,750	1,750,000
Pennsylvania HFA RB Series 2004-81C AMT VRDN (Royal Bank of Canada SBPA), 0.43%, 4/07/16 (a)	355	355,000
Pennsylvania HFA RB Series 2004-82B AMT VRDN (Royal Bank of Canada SBPA), 0.43%, 4/07/16 (a)	20,015	20,015,000
Pennsylvania HFA RB Series 2004-83B AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.42%, 4/07/16 (a)	100	100,000
Pennsylvania HFA RB Series 2004-83C AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.42%, 4/07/16 (a)	12,840	12,840,000

See Notes to Financial Statements.

18	BLACKROCK FUNDS	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority RB (Drexel University Project) Series 2007B VRDN (Wells Fargo Bank N.A) LOC), 0.42%, 4/07/16 (a)	$9,760	$9,760,000
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC), 0.40%, 4/07/16 (a)	3,870	3,870,000
Pennsylvania Housing Finance Agency RB Series 2005-91B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.42%, 4/07/16 (a)	25,300	25,300,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (The Bank of New York Mellon Corp. LOC), 0.42%, 4/07/16 (a)	30,450	30,450,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (Wells Fargo Bank N.A. SBPA), 0.35%, 4/01/16 (a)	4,000	4,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2002A VRDN (JPMorgan Chase Bank SBPA), 0.35%, 4/01/16 (a)	3,000	3,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.35%, 4/01/16 (a)	1,100	1,100,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.35%, 4/01/16 (a)	500	500,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Philadelphia School District GO Series 2011 VRDN (State Aid Withholding Insurance, Royal Bank of Canada LOC), 0.42%, 4/07/16 (a)	$21,000	$21,000,000
York County IDA RB (Interstate 495 Leasing Project) Series 2000 VRDN (Wells Fargo Bank N.A. LOC), 0.62%, 4/07/16 (a)	835	835,000
Total Municipal Bonds — 82.4%		360,800,000

Closed-End Investment Companies (a)(b)
Pennsylvania — 3.6%
Nuveen Pennsylvania Investment Quality Municipal Fund Series 2014-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.39%, 4/07/16	5,000	5,000,000
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2012-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.39%, 4/07/16	11,000	11,000,000
Total Closed-End Investment Companies — 3.6%		16,000,000
Total Investments (Cost — $376,800,000*) — 86.0%		376,800,000
Other Assets Less Liabilities — 14.0%		61,298,615

Net Assets — 100.0%		$438,098,615

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$376,800,000	—	$376,800,000

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $61,310,147 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2016	19

Statements of Assets and Liabilities

March 31, 2016	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio

Assets
Investments at value[1]	$1,223,128,111	$183,151,810	$83,990,011
Repurchase agreements at value[2]	135,261,000	167,978,000	—
Cash	—	—	233,349
Receivables:
Capital shares sold	306,361	30,222	—
Interest	382,592	90,334	12,582
From the Manager	2,784	18,405	23,349
Prepaid expenses	78,474	28,960	21,415

Total assets	1,359,159,322	351,297,731	84,280,706

Liabilities
Payables:
Investments purchased	17,001,254	—	500,000
Administration fees	56,970	12,347	183
Capital shares redeemed	716,311	1,000	—
Custodian fees	16,511	10,328	1,798
Income dividends	200,066	8	3
Investment advisory fees	94,183	50,551	92
Officer’s and Trustees’ fees	9,431	3,972	2,306
Other accrued expenses	136,618	21,179	13,678
Other affiliates	18,274	14,518	5,942
Printing fees	22,185	7,924	6,187
Professional fees	55,316	33,140	37,104

Total liabilities	18,327,119	154,967	567,293

Net Assets	$1,340,832,203	$351,142,764	$83,713,413

Net Assets Consist of
Paid-in capital	$1,340,831,226	$351,143,396	$83,726,136
Undistributed net investment income (loss)	—	(9)	36
Accumulated net realized gain (loss)	977	(623)	(12,759)

Net Assets	$1,340,832,203	$351,142,764	$83,713,413

[1] Investments at cost	$1,223,128,111	$183,151,810	$83,990,011
[2] Repurchase agreements at cost	$135,261,000	$167,978,000	—

See Notes to Financial Statements.

20	BLACKROCK FUNDS	MARCH 31, 2016

Statements of Assets and Liabilities (continued)

March 31, 2016	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio

Net Asset Value
Institutional
Net assets	$605,468,536	$256,169,400	$36,291,343

Shares outstanding[3]	605,490,920	256,218,225	36,281,489

Net asset value	$1.00	$1.00	$1.00

Service
Net assets	$520,139,218	$73,261,078	$45,751,612

Shares outstanding[3]	520,158,323	73,275,052	45,739,207

Net asset value	$1.00	$1.00	$1.00

Investor A
Net assets	$176,771,637	$21,712,286	$1,670,458

Shares outstanding[3]	176,778,182	21,716,419	1,670,005

Net asset value	$1.00	$1.00	$1.00

Investor B
Net assets	$383,960	—	—

Shares outstanding[3]	383,973	—	—

Net asset value	$1.00	—	—

Investor C
Net assets	$38,068,852	—	—

Shares outstanding[3]	38,070,256	—	—

Net asset value	$1.00	—	—

[3]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2016	21

Statements of Assets and Liabilities (concluded)

March 31, 2016	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio

Assets
Investments at value[1]	$130,116,000	$376,800,000
Cash	14,903,234	61,310,147
Receivables:
Interest	20,003	52,192
From the Manager	31,461	70,751
Prepaid expenses	8,970	9,551

Total assets	145,079,668	438,242,641

Liabilities
Payables:
Administration fees	1,452	7,679
Income dividends	1,264	3,805
Investment advisory fees	2,520	16,429
Officer’s and Trustees’ fees	2,551	3,998
Other accrued expenses	8,324	21,183
Other affiliates	6,937	21,226
Printing fees	6,251	36,162
Professional fees	37,436	33,544

Total liabilities	66,735	144,026

Net Assets	$145,012,933	$438,098,615

Net Assets Consist of
Paid-in capital	$145,029,877	$438,099,589
Undistributed net investment loss	—	(431)
Accumulated net realized loss	(16,944)	(543)

Net Assets	$145,012,933	$438,098,615

Net Asset Value
Institutional
Net assets	$140,708,657	$426,921,409

Shares outstanding[2]	140,685,546	426,868,084

Net asset value	$1.00	$1.00

Service
Net assets	$4,296,286	$11,128,863

Shares outstanding[2]	4,295,579	11,127,473

Net asset value	$1.00	$1.00

Investor A
Net assets	$7,990	$48,343

Shares outstanding[2]	7,989	48,337

Net asset value	$1.00	$1.00

[1] Investments at cost	$130,116,000	$376,800,000
[2] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

22	BLACKROCK FUNDS	MARCH 31, 2016

Statements of Operations

Year Ended March 31, 2016	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio

Investment Income
Income	$4,716,268	$582,995	$107,003

Expenses
Investment advisory	5,757,681	1,597,107	468,642
Service and distribution — class specific	1,927,379	275,178	121,390
Transfer agent — class specific	704,990	181,893	46,917
Administration	530,408	150,817	44,261
Administration — class specific	262,968	70,983	20,829
Registration	105,841	48,787	41,918
Professional	94,010	46,667	55,099
Accounting services	81,809	26,338	13,550
Custodian	56,548	40,208	7,075
Printing	44,989	17,680	13,790
Officer and Trustees	36,715	14,831	8,480
Miscellaneous	81,087	35,274	21,081

Total expenses	9,684,425	2,505,763	863,032
Less:
Fees waived by the Manager	(3,717,684)	(1,366,469)	(468,550)
Service and distribution fees waived — class specific	(1,927,379)	(275,178)	(121,390)
Administration fees waived	—	(28,198)	(39,505)
Administration fees waived — class specific	(201,992)	(70,983)	(20,821)
Transfer agent fees waived — class specific	(33,513)	(2,142)	(410)
Transfer agent fees reimbursed — class specific	(426,603)	(179,751)	(46,507)
Expenses reimbursed by the Manager	—	(169)	(58,894)

Total expenses after fees waived and/or reimbursed	3,377,254	582,873	106,955

Net investment income	1,339,014	122	48

Realized Gain (Loss)
Net realized gain (loss) from investments	38,606	8,480	(5,488)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,377,620	$8,602	$(5,440)

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2016	23

Statements of Operations (concluded)

Year Ended March 31, 2016	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio

Investment Income
Income	$163,429	$338,391

Expenses
Investment advisory	698,244	1,900,243
Transfer agent — class specific	109,787	293,386
Administration	65,946	179,467
Professional	55,039	57,902
Administration — class specific	31,028	84,460
Registration	19,003	18,903
Accounting services	16,101	29,457
Printing	14,600	44,424
Service and distribution — class specific	14,400	20,420
Officer and Trustees	9,828	16,176
Custodian	8,632	15,623
Miscellaneous	13,829	20,953

Total expenses	1,056,437	2,681,414
Less:
Fees waived by the Manager	(689,637)	(1,859,717)
Service and distribution fees waived — class specific	(14,400)	(20,420)
Administration fees waived	(47,277)	(117,562)
Administration fees waived — class specific	(31,028)	(84,460)
Transfer agent fees waived — class specific	(763)	(1,582)
Transfer agent fees reimbursed — class specific	(109,024)	(291,804)
Expenses reimbursed by the Manager	(16,436)	(9,819)

Total expenses after fees waived and/or reimbursed	147,872	296,050

Net investment income	15,557	42,341

Realized Loss
Net realized loss from investments	(16,944)	(543)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,387)	$41,798

See Notes to Financial Statements.

24	BLACKROCK FUNDS	MARCH 31, 2016

Statements of Changes in Net Assets

	BlackRock Money Market Portfolio		BlackRock U.S. Treasury Money Market Portfolio		BlackRock Municipal Money Market Portfolio
	Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015	2016	2015

Operations
Net investment income	$1,339,014	$575	$122	$132	$48	$53
Net realized gain (loss)	38,606	74,504	8,480	10,783	(5,488)	(74)

Net increase (decrease) in net assets resulting from operations	1,377,620	75,079	8,602	10,915	(5,440)	(21)

Distributions to Shareholders[1]
From net investment income:
Institutional	(715,910)	(318)	(88)	(70)	(20)	(25)
Service	(400,704)	(154)	(24)	(55)	(17)	(22)
Investor A	(178,551)	(94)	(10)	(7)	—	—
Investor B	(246)	—	—	—	—	—
Investor C	(43,603)	(9)	—	—	—	—
From net realized gain:
Institutional	(32,363)	(32,076)	(9,613)	(6,574)	—	—
Service	(23,277)	(16,019)	(3,002)	(5,729)	—	—
Investor A	(8,718)	(8,962)	(703)	(859)	—	—
Investor B	(24)	(49)	—	—	—	—
Investor C	(2,048)	(804)	—	—	—	—

Decrease in net assets resulting from distributions to shareholders	(1,405,444)	(58,485)	(13,440)	(13,294)	(37)	(47)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(38,807,904)	(230,474,353)	38,487,097	(33,486,583)	(293,289)	(72,641,902)

Net Assets
Total increase (decrease) in net assets	(38,835,728)	(230,457,759)	38,482,259	(33,488,962)	(298,766)	(72,641,970)
Beginning of year	1,379,667,931	1,610,125,690	312,660,505	346,149,467	84,012,179	156,654,149

End of year	$1,340,832,203	$1,379,667,931	$351,142,764	$312,660,505	$83,713,413	$84,012,179

Undistributed net investment income (loss), end of year	—	—	$(9)	—	$36	$25

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2016	25

Statements of Changes in Net Assets (concluded)

	BlackRock Ohio Municipal Money Market Portfolio		BlackRock Pennsylvania Municipal Money Market Portfolio
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$15,557	$1,076	$42,341	$2,542
Net realized gain (loss)	(16,944)	1,855	(543)	5,725

Net increase (decrease) in net assets resulting from operations	(1,387)	2,931	41,798	8,267

Distributions to Shareholders[1]
From net investment income:
Institutional	(14,978)	(1,043)	(41,523)	(2,461)
Service	(575)	(33)	(814)	(81)
Investor A	(4)	—	(4)	—
From net realized gain:
Institutional	—	(497)	(3,019)	(2,689)
Service	—	(16)	(59)	(140)
Investor A	—	—	—	—

Decrease in net assets resulting from distributions to shareholders	(15,557)	(1,589)	(45,419)	(5,371)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(19,799,265)	115,320,315	46,637,317	101,413,489

Net Assets
Total increase (decrease) in net assets	(19,816,209)	115,321,657	46,633,696	101,416,385
Beginning of year	164,829,142	49,507,485	391,464,919	290,048,534

End of year	$145,012,933	$164,829,142	$438,098,615	$391,464,919

Undistributed net investment loss, end of year	—	—	$(431)	—

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

26	BLACKROCK FUNDS	MARCH 31, 2016

Financial Highlights	BlackRock Money Market Portfolio

	Institutional					Service
	Year Ended March 31,					Year Ended March 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0013	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0008	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0014	0.0000	0.0000	0.0000	0.0000	0.0009	0.0000	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0013)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0008)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0014)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0009)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.13%	0.00%	0.00%	0.00%	0.00%	0.09%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.56%	0.62%	0.69%	0.70%	0.70%	0.85%	0.90%	0.96%	0.94%	0.94%

Total expenses after fees waived and/or reimbursed	0.24%	0.22%	0.24%	0.30%	0.27%	0.27%	0.22%	0.24%	0.30%	0.27%

Net investment income	0.11%	0.00%	0.00%	0.00%	0.00%	0.10%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$605,469	$786,626	$857,062	$736,195	$790,645	$520,139	$428,033	$444,820	$380,303	$332,427

	Investor A
	Year Ended March 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0007	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0008	0.0000	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0007)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0008)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.08%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.90%	0.93%	0.91%	0.91%	0.89%

Total expenses after fees waived and/or reimbursed	0.29%	0.22%	0.24%	0.30%	0.27%

Net investment income	0.08%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$176,772	$137,381	$280,222	$296,089	$299,205

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2016	27

Financial Highlights (concluded)	BlackRock Money Market Portfolio

	Investor B					Investor C
	Year Ended March 31,					Year Ended March 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0010	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0006	0.0000	0.0000	0.0000	0.0000	0.0011	0.0000	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0005)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0010)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0006)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0011)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.06%	0.00%	0.00%	0.00%	0.00%	0.10%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.86%	1.72%	1.73%	1.70%	1.71%	1.57%	1.59%	1.58%	1.60%	1.62%

Total expenses after fees waived and/or reimbursed	0.30%	0.22%	0.24%	0.30%	0.27%	0.26%	0.22%	0.24%	0.30%	0.27%

Net investment income	0.04%	0.00%	0.00%	0.00%	0.00%	0.12%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$384	$1,060	$2,233	$4,577	$6,306	$38,069	$26,568	$25,788	$26,411	$29,185

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

28	BLACKROCK FUNDS	MARCH 31, 2016

Financial Highlights	BlackRock U.S. Treasury Money Market Portfolio

	Institutional					Service
	Year Ended March 31,					Year Ended March 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0001	0.0000	0.0000	0.0000	0.0000	0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.63%	0.71%	0.74%	0.75%	0.74%	0.88%	0.92%	1.00%	0.97%	0.95%

Total expenses after fees waived and/or reimbursed	0.17%	0.07%	0.07%	0.15%	0.09%	0.15%	0.07%	0.07%	0.15%	0.09%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$256,169	$178,771	$186,537	$170,058	$189,361	$73,261	$114,080	$138,672	$170,806	$99,022

	Investor A
	Year Ended March 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0001	0.0000	0.0000
Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.87%	0.88%	0.93%	0.92%	0.89%

Total expenses after fees waived and/or reimbursed	0.16%	0.07%	0.07%	0.15%	0.10%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$21,712	$19,810	$20,941	$35,163	$20,520

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2016	29

Financial Highlights	BlackRock Municipal Money Market Portfolio

	Institutional					Service
	Year Ended March 31,					Year Ended March 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Distributions from net investment income[2]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.74%	0.77%	0.80%	0.79%	0.81%	0.93%	1.05%	1.04%	1.03%	1.06%

Total expenses after fees waived and/or reimbursed	0.10%	0.13%	0.16%	0.22%	0.22%	0.10%	0.14%	0.15%	0.22%	0.20%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$36,291	$57,229	$60,317	$74,086	$78,590	$45,752	$25,940	$94,897	$111,132	$56,951

	Investor A
	Year Ended March 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Distributions from net investment income[2]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.02%	1.05%	1.03%	0.99%	0.97%

Total expenses after fees waived and/or reimbursed	0.10%	0.14%	0.16%	0.21%	0.25%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$1,670	$843	$1,440	$2,588	$715

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	MARCH 31, 2016

Financial Highlights	BlackRock Ohio Municipal Money Market Portfolio

	Institutional					Service
	Year Ended March 31,					Year Ended March 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	—	0.0000 [1]	—	—	—	—	0.0000 [1]	—	—	—

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0000	0.0001	0.0000	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	—	(0.0000)[3]	—	—	—	—	(0.0000)[3]	—	—	—

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.67%	0.69%	0.80%	0.79%	0.74%	0.89%	1.07%	1.06%	1.04%	1.04%

Total expenses after fees waived and/or reimbursed	0.10%	0.08%	0.12%	0.21%	0.18%	0.10%	0.09%	0.12%	0.20%	0.19%

Net investment income	0.01%	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$140,709	$159,910	$40,208	$52,178	$59,034	$4,296	$4,883	$9,221	$9,428	$4,623

	Investor A
	Year Ended March 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	—	0.0000 [1]	—	—	—

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	—	(0.0000)[3]	—	—	—

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.44%	1.21%	1.39%	4.70%	0.91%

Total expenses after fees waived and/or reimbursed	0.10%	0.09%	0.10%	0.20%	0.26%

Net investment income	0.01%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$8	$36	$79	$5	$5

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2016	31

Financial Highlights	BlackRock Pennsylvania Municipal Money Market Portfolio

	Institutional					Service
	Year Ended March 31,					Year Ended March 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	—	—	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	—	0.0000 [1]

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0000	0.0001	0.0000	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	—	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—	—	(0.0000)[3]

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.63%	0.69%	0.75%	0.72%	0.74%	0.88%	0.94%	0.99%	0.98%	0.96%

Total expenses after fees waived and/or reimbursed	0.07%	0.09%	0.13%	0.20%	0.19%	0.07%	0.09%	0.13%	0.19%	0.21%

Net investment income	0.01%	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$426,921	$379,574	$274,591	$294,800	$248,836	$11,129	$11,838	$15,395	$17,315	$16,333

	Investor A
	Year Ended March 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	—	—	0.0000 [1]

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	—	—	(0.0000)[3]

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.47%	1.31%	1.53%	1.34%	0.85%

Total expenses after fees waived and/or reimbursed	0.07%	0.09%	0.13%	0.22%	0.27%

Net investment income	0.01%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$48	$53	$63	$63	$69

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

32	BLACKROCK FUNDS	MARCH 31, 2016

Notes to Financial Statements

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Money Market Portfolio	Money Market	Diversified
BlackRock U.S. Treasury Money Market Portfolio	U.S. Treasury	Diversified
BlackRock Municipal Money Market Portfolio	Municipal	Diversified
BlackRock Ohio Municipal Money Market Portfolio	Ohio Municipal	Diversified[1]
BlackRock Pennsylvania Municipal Money Market Portfolio	Pennsylvania Municipal	Diversified[1]

[1]	Each Fund must satisfy the diversification requirements set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the 1940 Act.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to shareholder servicing and distribution of such shares, and may be subject to a contingent deferred sales charge (“CDSC”). Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Service Shares	No	No	None
Investor A Shares	No	No1	None
Investor B Shares	No	No1	To Investor A Shares after approximately 7, 8 or 10 years
Investor C Shares	No	No1	None

[1]

Investor A, Investor B and Investor C Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor A, Investor B, or Investor C shares, respectively, of a non-money market BlackRock Fund.

On July 28, 2015, the Board approved an investment policy in order for U.S. Treasury to meet the definition of a “government money market fund” under Rule 2a-7 under the 1940 Act. The Board chose not to subject the Fund to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets. These changes became effective on October 1, 2015.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

BLACKROCK FUNDS	MARCH 31, 2016	33

Notes to Financial Statements (continued)

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repo arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Fund and its counterparties. Typically, a Fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Fund, respectively.

In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral. The liability reflects a Fund’s obligation under bankruptcy law to return the excess to the counterparty.

34	BLACKROCK FUNDS	MARCH 31, 2016

Notes to Financial Statements (continued)

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.450%
$1 Billion - $2 Billion	0.400%
$2 Billion - $3 Billion	0.375%
Greater than $3 Billion	0.350%

Service and Distribution Fees

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Distribution Fees	Service Fees
Service	—	0.25%
Investor A	—	0.25%
Investor B	0.75%	0.25%
Investor C	0.75%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended March 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Service	Investor A	Investor B	Investor C	Total
Money Market	$979,582	$582,775	$6,015	$359,007	$1,927,379
U.S. Treasury	$220,694	$54,484	—	—	$275,178
Municipal	$118,812	$2,578	—	—	$121,390
Ohio Municipal	$14,305	$95	—	—	$14,400
Pennsylvania Municipal	$20,294	$126	—	—	$20,420

Administration

The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Funds. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

BLACKROCK FUNDS	MARCH 31, 2016	35

Notes to Financial Statements (continued)

For the year ended March 31, 2016, the following table shows the class specific administration fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$130,600	$78,366	$46,687	$121	$7,194	$262,968
U.S. Treasury	$48,968	$17,656	$4,359	—	—	$70,983
Municipal	$11,117	$9,505	$207	—	—	$20,829
Ohio Municipal	$29,877	$1,144	$7	—	—	$31,028
Pennsylvania Municipal	$82,825	$1,624	$11	—	—	$84,460

The Manager may have, at its discretion, voluntarily waived all or any portion of its administration fees for a Fund or a share class, which are included in administration fees waived and administration fees waived — class specific in the Statements of Operations.

Transfer Agent

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended March 31, 2016, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Total
Money Market	$123,238	$248,329	$17,134	$388,701
U.S. Treasury	$122,966	$45,853	$3,496	$172,315
Municipal	$38,590	$5,007	—	$43,597
Ohio Municipal	$104,129	$2,221	—	$106,350
Pennsylvania Municipal	$271,572	$5,597	—	$277,169

The Manager maintains a call center, that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the year ended March 31, 2016, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$3,377	$3,433	$42,001	$426	$1,888	$51,125
U.S. Treasury	$706	$658	$778	—	—	$2,142
Municipal	$260	$—	$150	—	—	$410
Ohio Municipal	$673	$39	$51	—	—	$763
Pennsylvania Municipal	$1,421	$91	$70	—	—	$1,582

For the year ended March 31, 2016, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$159,861	$259,950	$271,031	$1,946	$12,202	$704,990
U.S. Treasury	$125,439	$47,602	$8,852	—	—	$181,893
Municipal	$41,014	$5,007	$896	—	—	$46,917
Ohio Municipal	$107,213	$2,354	$220	—	—	$109,787
Pennsylvania Municipal	$287,104	$5,944	$338	—	—	$293,386

Other Fees

For the year ended March 31, 2016, affiliates received CDSCs as follows:

	Investor A	Investor B	Investor C
Money Market	$26,032	$1,887	$19,382

Expense Limitations, Waivers, Reimbursements and Recoupments

The Manager, with respect to the Funds, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses

36	BLACKROCK FUNDS	MARCH 31, 2016

Notes to Financial Statements (continued)

not incurred in the ordinary course of each Fund’s business. The current expense limitations as a percentage of average daily net assets are as follows:

	Money Market	U.S. Treasury	Municipal	Ohio Municipal	Pennsylvania Municipal
	Contractual[1]	Contractual[1]	Contractual[2]	Contractual[2]	Contractual[2]
Institutional	0.20%	0.41%	0.42%	0.39%	0.42%
Service	0.50%	0.71%	0.72%	0.69%	0.72%
Investor A	0.55%	0.88%	0.89%	0.96%	0.99%
Investor B	1.30%	N/A	N/A	N/A	N/A
Investor C	1.30%	N/A	N/A	N/A	N/A

[1]

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to August 1, 2017. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund.

[2]

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to August 1, 2016. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund.

Prior to September 1, 2015, the expense limitations as a percentage of average daily net assets for Money Market was as follows:

Money Market
Contractual
Institutional	0.42%
Service	0.72%
Investor A	0.89%
Investor B	1.49%
Investor C	1.49%

The Manager and BRIL voluntarily agreed to waive a portion of their respective management and service and distribution fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by the Manager, service and distribution fees waived — class specific and transfer agent fees reimbursed — class specific. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time.

Class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$130,600	$43,744	$25,295	$91	$2,262	$201,992
U.S. Treasury	$48,968	$17,656	$4,359	—	—	$70,983
Municipal	$11,117	$9,497	$207	—	—	$20,821
Ohio Municipal	$29,877	$1,144	$7	—	—	$31,028
Pennsylvania Municipal	$82,825	$1,624	$11	—	—	$84,460

Service and Distribution Fees Waived
	Service	Investor A	Investor B	Investor C	Total
Money Market	$979,582	$582,775	$6,015	$359,007	$1,927,379
U.S. Treasury	$220,694	$54,484	—	—	$275,178
Municipal	$118,812	$2,578	—	—	$121,390
Ohio Municipal	$14,305	$95	—	—	$14,400
Pennsylvania Municipal	$20,294	$126	—	—	$20,420

Transfer Agent Fees Waived
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$3,377	$1,441	$27,366	$346	$983	$33,513
U.S. Treasury	$706	$658	$778	—	—	$2,142
Municipal	$260	$—	$150	—	—	$410
Ohio Municipal	$673	$39	$51	—	—	$763
Pennsylvania Municipal	$1,421	$91	$70	—	—	$1,582

Transfer Agent Fees Reimbursed
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$156,484	$138,550	$125,263	$1,306	$5,000	$426,603
U.S. Treasury	$124,733	$46,944	$8,074	—	—	$179,751
Municipal	$40,754	$5,007	$746	—	—	$46,507
Ohio Municipal	$106,540	$2,315	$169	—	—	$109,024
Pennsylvania Municipal	$285,683	$5,853	$268	—	—	$291,804

BLACKROCK FUNDS	MARCH 31, 2016	37

Notes to Financial Statements (continued)

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a) The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b) The amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year.

•	The Manager or an affiliate continues to serve as the Funds’ investment advisor or administrator.

In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On March 31, 2016, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring March 31,
	2017	2018
Money Market
Fund Level	$1,482,179	$2,653,378
Institutional	$853,900	$290,461
U.S. Treasury
Fund Level	$571,022	$521,950
Institutional	$272,406	$174,407
Municipal
Fund Level	$234,662	$236,448
Institutional	$71,429	$52,131
Service	$101	—
Ohio Municipal
Fund Level	$212,769	$295,757
Institutional	$93,313	$137,089
Investor A	$29	$30
Pennsylvania Municipal
Fund Level	$464,999	$509,262
Institutional	$393,625	$369,929
Investor A	$59	$63

The following Fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on March 31, 2016:

Money Market
Fund Level	$1,592,907
Institutional	$1,455,926
U.S. Treasury
Fund Level	$697,279
Institutional	$292,916
Service	$19,553
Municipal
Fund Level	$274,627
Institutional	$118,687
Service	$1,086
Ohio Municipal
Fund Level	$164,661
Institutional	$95,419
Service	$96
Investor A	$64
Pennsylvania Municipal
Fund Level	$446,223
Institutional	$540,474
Service	$9,857
Investor A	$130

38	BLACKROCK FUNDS	MARCH 31, 2016

Notes to Financial Statements (continued)

Officers and Trustees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the year ended March 31, 2016, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
Money Market	—	$7,600,102
Municipal	$67,540,898	$139,497,066
Ohio Municipal	$59,700,304	$31,200,806
Pennsylvania Municipal	$114,336,040	$70,427,088

6. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for each of the four years ended March 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable the reclassification of distributions were reclassified to the following accounts:

	U.S. Treasury	Pennsylvania Municipal
Paid-in capital	$(123)	—
Undistributed net investment income (loss)	$(9)	$(431)
Accumulated net realized gain (loss)	$132	$431

The tax character of distributions paid was as follows:

		Money Market	U.S. Treasury	Municipal	Ohio Municipal	Pennsylvania Municipal
Tax-exempt income[1]	3/31/16	—	—	$37	$15,557	$42,772
	3/31/15	—	—	47	1,076	2,598
Ordinary income	3/31/16	1,405,084	12,685	—	—	361	[2]
	3/31/15	55,268	13,294	—	—	2,745
Long-term capital gains	3/31/16	360	755	—	—	2,286
	3/31/15	3,217	—	—	435	—

Total	3/31/16	$1,405,444	$13,440	$37	$15,557	$45,419

	3/31/15	$58,485	$13,294	$47	$1,511	$5,343

[1]	The Funds designate these amounts paid during the fiscal year ended March 31, 2016, as exempt-interest dividends.

[2]

Ordinary income consists primarily of net short-term capital gains. Additionally, all ordinary distributions are comprised of interest related dividends and qualified short-term capital gain dividends for non-U.S. residents and are eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

BLACKROCK FUNDS	MARCH 31, 2016	39

Notes to Financial Statements (continued)

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	Money Market	U.S. Treasury	Municipal	Ohio Municipal	Pennsylvania Municipal
Undistributed tax-exempt income	—	—	$36	—	—
Undistributed ordinary income	$977		—	—	—
Undistributed long-term capital gains		—	—	—	—
Capital loss carryforwards	—	—	$(12,759)	$(16,944)	$(543)
Net unrealized losses	—	$ (8)	—	—	(431)
Qualified late-year losses[3]	—	(624)	—	—	—

Total	$977	$(632)	$(12,723)	$(16,944)	$(974)

[3]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of March 31, 2016, there were no significant differences between the book and tax components of net assets.

As of March 31, 2016, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates at follows:

Expires	Municipal	Ohio Municipal	Pennsylvania Municipal
No expiration date[4]	$ 8,649	$16,944	$(543)
2017	4,110	—	—

Total	$ 12,759	$16,944	$(543)

[4]	Must be utilized prior to losses subject to expiration

7. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease the Fund’s ability to buy or sell bonds. As a result, the Funds may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. The changes may affect a money market fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Funds continue to evaluate their strategy to implement the new regulations.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability

40	BLACKROCK FUNDS	MARCH 31, 2016

Notes to Financial Statements (continued)

of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: Ohio Municipal and Pennsylvania Municipal invest a substantial amount of their assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Funds’ respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

8. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Year Ended March 31,
Money Market	2016	2015
Institutional
Shares sold	732,982,173	1,072,230,990
Shares issued in reinvestment of distributions	583,809	20,449
Shares redeemed	(914,713,224)	(1,142,697,617)

Net decrease	(181,147,242)	(70,446,178)

Service
Shares sold	1,459,399,277	1,736,947,665
Shares issued in reinvestment of distributions	4,035	142
Shares redeemed	(1,367,284,510)	(1,753,739,288)

Net increase (decrease)	92,118,802	(16,791,481)

Investor A
Shares sold and automatic conversion of shares	527,771,364	337,091,138
Shares issued in reinvestment of distributions	184,280	8,972
Shares redeemed	(488,560,192)	(479,946,596)

Net increase (decrease)	39,395,452	(142,846,486)

Investor B
Shares sold	523,416	398,849
Shares issued in reinvestment of distributions	268	49
Shares redeemed and automatic conversion of shares	(1,199,944)	(1,569,381)

Net decrease	(676,260)	(1,170,483)

Investor C
Shares sold	97,928,845	65,105,952
Shares issued in reinvestment of distributions	43,143	801
Shares redeemed	(86,470,644)	(64,326,478)

Net increase	11,501,344	780,275

Total Net Decrease	(38,807,904)	(230,474,353)

BLACKROCK FUNDS	MARCH 31, 2016	41

Notes to Financial Statements (continued)

	Year Ended March 31,
U.S. Treasury	2016	2015
Institutional
Shares sold	904,245,396	595,396,960
Shares issued in reinvestment of distributions	2,593	84
Shares redeemed	(826,836,331)	(603,159,373)

Net increase (decrease)	77,411,658	(7,762,329)

Service
Shares sold	250,166,967	365,620,406
Shares issued in reinvestment of distributions	2	3
Shares redeemed	(290,994,123)	(390,214,083)

Net decrease	(40,827,154)	(24,593,674)

Investor A
Shares sold	26,006,151	25,916,602
Shares issued in reinvestment of distributions	703	857
Shares redeemed	(24,104,261)	(27,048,039)

Net increase (decrease)	1,902,593	(1,130,580)

Total Net Increase (Decrease)	38,487,097	(33,486,583)

Municipal
Institutional
Shares sold	76,613,481	81,559,017
Shares redeemed	(97,541,764)	(84,655,835)

Net decrease	(20,928,283)	(3,096,818)

Service
Shares sold	210,331,188	92,941,767
Shares redeemed	(190,523,007)	(161,890,553)

Net increase (decrease)	19,808,181	(68,948,786)

Investor A
Shares sold	1,508,203	143,617
Shares redeemed	(681,390)	(739,915)

Net increase (decrease)	826,813	(596,298)

Total Net Decrease	(293,289)	(72,641,902)

42	BLACKROCK FUNDS	MARCH 31, 2016

Notes to Financial Statements (concluded)

	Year Ended March 31,
Ohio Municipal	2016	2015
Institutional
Shares sold	161,128,961	234,536,144
Shares redeemed	(180,314,029)	(114,841,765)

Net increase (decrease)	(19,185,068)	119,694,379

Service
Shares sold	7,821,516	5,702,972
Shares redeemed	(8,407,713)	(10,034,418)

Net decrease	(586,197)	(4,331,446)

Investor A
Shares sold	5,350	—
Shares issued in reinvestment of distributions	4	—
Shares redeemed	(33,354)	(42,618)

Net decrease	(28,000)	(42,618)

Total Net Increase (Decrease)	(19,799,265)	115,320,315

Pennsylvania Municipal
Institutional
Shares sold	701,436,662	572,292,279
Shares issued in reinvestment of distributions	58	8
Shares redeemed	(654,086,485)	(467,312,905)

Net increase	47,350,235	104,979,382

Service
Shares sold	25,842,453	21,201,668
Shares redeemed	(26,550,808)	(24,757,698)

Net decrease	(708,355)	(3,556,030)

Investor A
Shares sold	50	—
Shares issued in reinvestment of distributions	4	1
Shares redeemed	(4,617)	(9,864)

Net decrease	(4,563)	(9,863)

Total Net Increase	46,637,317	101,413,489

9. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On December 15, 2015, the Board approved a proposal to close Municipal, Ohio Municipal and Pennsylvania Municipal to new investors and thereafter to liquidate the Funds. Accordingly, on January 29, 2016, each Fund stopped accepting purchase orders from new investors. On April 30, 2016 (the “Liquidation Date”), all of the assets of the Funds were liquidated completely and the shares outstanding on the Liquidation Date were redeemed at the net asset value per share and each Fund was subsequently terminated as a series of the Trust.

Additionally, Municipal, Ohio Municipal and Pennsylvania Municipal Portfolio declared capital gain distributions in the amount per share 0.000235, 0.000175 and 0.00013 respectively for each class of shares on April 21, 2016 payable to shareholders of record on April 21, 2016.

BLACKROCK FUNDS	MARCH 31, 2016	43

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of BlackRock Money Market Portfolio, BlackRock U.S. Treasury Money Market Portfolio, BlackRock Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio and BlackRock Pennsylvania Money Market Portfolio:

We have audited the accompanying statements of assets and liabilities of the BlackRock Money Market Portfolio, BlackRock U.S. Treasury Money Market Portfolio, BlackRock Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio and BlackRock Pennsylvania Money Market Portfolio (collectively, the “Funds”), including the schedule of investments, as of March 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we perform other auditing procedures.

We believe that our audits provides a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BlackRock Money Market Portfolio, BlackRock U.S. Treasury Money Market Portfolio, BlackRock Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio and BlackRock Pennsylvania Money Market Portfolio as of March 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The accompanying financial statements have been prepared assuming that the Funds will continue as a going concern. As discussed in Note 9 to the financial statements, the Board of the Funds approved a proposal to close BlackRock Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio and BlackRock Pennsylvania Money Market Portfolio to new investors and thereafter to liquidate BlackRock Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio and BlackRock Pennsylvania Money Market Portfolio. Management’s plans concerning this matter is also discussed in Note 9 to the financial statements. The financial statements do not include any adjustments that might result from the liquidation event.

/s/ Deloitte & Touche

Philadelphia, Pennsylvania

May 24, 2016

Important Tax Information (Unaudited)

During the fiscal year ended March 31, 2016, the following information is provided with respect to the ordinary income distributions paid:

	Payable Date	Money Market	U.S. Treasury	Pennsylvania Municipal
Federal Obligation Interest[1]
Months Paid:	April 2015 - March 2016	1.77%	0.52%	—
Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents[2]
	April 2015 - December 2015	92.83%	100.00%	—
	January 2016 - March 2016	98.07%	100.00%	—
Long Term Capital Gain Distribution per share	12/02/15	$0.000001	$0.000002	$0.000006

[1]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

[2]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

44	BLACKROCK FUNDS	MARCH 31, 2016

Officers and Trustees

Name, Address[1], and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 156 Portfolios	None
David O. Beim 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 156 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016.	33 RICs consisting of 156 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs consisting of 156 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	33 RICs consisting of 156 Portfolios	None
Dr. Matina S. Horner 1939	Trustee	Since 2004	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 156 Portfolios	NSTAR (electric and gas utility)
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 156 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013 ; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 156 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	33 RICs consisting of 156 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate since 2001; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014.	33 RICs consisting of 156 Portfolios	None

BLACKROCK FUNDS	MARCH 31, 2016	45

Officers and Trustees (continued)

Name, Address[1], and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Independent Trustees[2] (concluded)
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 156 Portfolios	None
Claire A. Walton 1951	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	33 RICs consisting of 156 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	33 RICs consisting of 156 Portfolios	None

[1]    The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for David O. Beim and Dr. Matina S. Horner until December 31, 2016, which the Board believes is in the best interests of shareholders of the Trust.

[3]    Date shown is the earliest date a person has served for the Trust. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Trust’s board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustee[4]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock from 1988 to 2008.	108 RICs consisting of 231 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	136 RICs consisting of 329 Portfolios	None
[4] Mr. Perlowski and Ms. Novick are both “interested persons,” as defined in the 1940 Act, of the Fund based on their positions with BlackRock and its affiliates.

46	BLACKROCK FUNDS	MARCH 31, 2016

Officers and Trustees (concluded)

Name, Address[1], and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[2]
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	See Principal Occupations During Past Five Years under Interested Trustees for details.
Richard Hoerner, CFA 1958	Vice President	Since 2009

Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the

Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.

Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock since 2016; Director of BlackRock from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Secretary of the iShares exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.

[1]    The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055

[2]    Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2015, Herbert I. London and Toby Rosenblatt retired as Trustees of the Trust.

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

BLACKROCK FUNDS	MARCH 31, 2016	47

Additional Information

Proxy Results

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the Trust.

		Votes For	Votes Withheld
Approved the Trustees* as follows:	David O. Beim	3,327,629,620	22,971,395
	Susan J. Carter	3,329,237,692	21,363,323
	Collette Chilton	3,329,179,365	21,421,650
	Neil A. Cotty	3,328,526,288	22,074,727
	Matina S. Horner	3,326,965,973	23,635,042
	Rodney D. Johnson	3,327,844,311	22,756,704
	Cynthia A. Montgomery	3,328,882,847	21,718,168
	Joseph P. Platt	3,327,563,553	23,037,462
	Robert C. Robb, Jr.	3,327,822,475	22,778,540
	Mark Stalnecker	3,327,691,900	22,909,115
	Kenneth L. Urish	3,324,875,151	25,725,864
	Claire A. Walton	3,329,000,010	21,601,005
	Frederick W. Winter	3,327,879,107	22,721,908
	Barbara G. Novick	3,327,607,976	22,993,039
	John M. Perlowski	3,326,473,221	24,127,794

*	Denotes Trust-wide proposal and voting results.

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

48	BLACKROCK FUNDS	MARCH 31, 2016

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS	MARCH 31, 2016	49

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

MM-3/16-AR

Item 2 –  Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –   Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Money Market Portfolio	$19,113	$19,113	$0	$0	$9,792	$9,792	$0	$0
BlackRock Municipal Money Market Portfolio	$21,163	$21,163	$0	$0	$10,812	$10,812	$0	$0
BlackRock Ohio Municipal Money Market Portfolio	$18,763	$18,763	$0	$0	$10,812	$10,812	$0	$0
BlackRock Pennsylvania Municipal Money Market Portfolio	$21,163	$21,163	$0	$0	$10,812	$10,812	$0	$0
BlackRock U.S. Treasury Money Market Portfolio	$17,063	$17,063	$0	$0	$9,792	$9,792	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,129,000	$2,391,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Money Market Portfolio	$9,792	$9,792
BlackRock Municipal Money Market Portfolio	$10,812	$10,812
BlackRock Ohio Municipal Money Market Portfolio	$10,812	$10,812

BlackRock Pennsylvania Municipal Money Market Portfolio	$10,812	$10,812
BlackRock U.S. Treasury Money Market Portfolio	$9,792	$9,792

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,129,000 and $2,391,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: June 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 2, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: June 2, 2016